Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.1%
	CONSUMER DISCRETIONARY — 7.6%
5,281	Bloomin' Brands, Inc.	$151,459
3,488	Brinker International, Inc.*	173,284
426	Cavco Industries, Inc.*	170,000
15,319	Dana, Inc.	194,551
2,624	Green Brick Partners, Inc.*	158,043
1,006	Installed Building Products, Inc.	260,282
2,203	Johnson Outdoors, Inc. - Class A	101,580
378	LCI Industries	46,517
994	Modine Manufacturing Co.*	94,619
3,860	Steven Madden Ltd.	163,201
		1,513,536
	CONSUMER STAPLES — 2.3%
3,678	BellRing Brands, Inc. - Class A*	217,112
5,292	Calavo Growers, Inc.	147,171
9,620	Duckhorn Portfolio, Inc.*	89,562
		453,845
	ENERGY — 6.4%
5,069	ChampionX Corp.	181,927
3,116	Civitas Resources, Inc.	236,536
2,274	Helmerich & Payne, Inc.	95,645
6,124	Northern Oil & Gas, Inc.	243,000
13,720	Oil States International, Inc.*	84,515
18,641	ProPetro Holding Corp.*	150,619
5,465	SM Energy Co.	272,430
		1,264,672
	FINANCIALS — 23.1%
4,857	1st Source Corp.	254,604
13,965	Banc of California, Inc.	212,408
6,381	Bank OZK	290,080
4,117	BankUnited, Inc.	115,276
2,782	Cadence Bank	80,678
4,216	Columbia Banking System, Inc.	81,580
3,495	Enterprise Financial Services Corp.	141,757
6,866	First Foundation, Inc.	51,838
4,525	Five Star Bancorp	101,812
22,037	Heritage Commerce Corp.	189,077
11,850	Home BancShares, Inc.	291,154
2,958	Horace Mann Educators Corp.	109,416
429	Houlihan Lokey, Inc.	54,994
2,601	Lakeland Financial Corp.	172,498
8,137	National Bank Holdings Corp. - Class A	293,502
4,883	Origin Bancorp, Inc.	152,545

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
7,832	Peapack-Gladstone Financial Corp.	$190,553
2,958	Pinnacle Financial Partners, Inc.	254,033
805	Piper Sandler Cos.	159,784
1,274	Preferred Bank	97,805
1,628	SouthState Corp.	138,429
4,474	Stifel Financial Corp.	349,733
3,898	Texas Capital Bancshares, Inc.*	239,922
6,264	WaFd, Inc.	181,844
3,745	Wintrust Financial Corp.	390,941
		4,596,263
	HEALTH CARE — 9.7%
13,841	AdaptHealth Corp.*	159,310
1,424	Addus HomeCare Corp.*	147,156
7,414	ADMA Biologics, Inc.*	48,932
2,940	ANI Pharmaceuticals, Inc.*	203,242
17,505	Catalyst Pharmaceuticals, Inc.*	279,030
5,629	Halozyme Therapeutics, Inc.*	228,988
3,160	LeMaitre Vascular, Inc.	209,697
1,796	Mesa Laboratories, Inc.	197,075
9,304	Owens & Minor, Inc.*	257,814
4,644	Simulations Plus, Inc.	191,101
		1,922,345
	INDUSTRIALS — 23.7%
583	Acuity Brands, Inc.	156,670
1,687	Alamo Group, Inc.	385,193
17,878	Aris Water Solutions, Inc. - Class A	252,974
2,495	Astec Industries, Inc.	109,056
3,905	AZZ, Inc.	301,896
6,323	Barnes Group, Inc.	234,900
11,587	BrightView Holdings, Inc.*	137,885
1,304	Chart Industries, Inc.*	214,795
6,123	Enerpac Tool Group Corp. - Class A	218,346
1,033	Enpro, Inc.	174,339
5,496	Gates Industrial Corp. PLC*,1	97,334
4,026	Gibraltar Industries, Inc.*	324,214
2,163	Helios Technologies, Inc.	96,665
918	Hexcel Corp.	66,876
976	Huron Consulting Group, Inc.*	94,301
2,285	IES Holdings, Inc.*	277,947
6,629	Insteel Industries, Inc.	253,360
1,104	Miller Industries, Inc.	55,310
1,683	Oshkosh Corp.	209,887
1,250	Simpson Manufacturing Co., Inc.	256,475

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
1,234	UFP Industries, Inc.	$151,794
346	Valmont Industries, Inc.	78,985
9,752	Wabash National Corp.	291,975
1,568	WESCO International, Inc.	268,567
		4,709,744
	INFORMATION TECHNOLOGY — 6.7%
1,102	Axcelis Technologies, Inc.*	122,895
17,596	Cambium Networks Corp.*,1	75,839
2,367	Coherent Corp.*	143,488
1,791	Diodes, Inc.*	126,265
6,073	Ichor Holdings Ltd.*,1	234,539
1,586	Insight Enterprises, Inc.*	294,235
3,864	MaxLinear, Inc.*	72,141
1,615	Model N, Inc.*	45,979
1,245	Plexus Corp.*	118,051
1,907	Progress Software Corp.	101,662
		1,335,094
	MATERIALS — 6.9%
2,924	Carpenter Technology Corp.	208,832
1,175	Eagle Materials, Inc.	319,307
2,270	H.B. Fuller Co.	181,010
3,911	Hawkins, Inc.	300,365
1,087	Materion Corp.	143,212
1,101	Quaker Chemical Corp.	225,980
		1,378,706
	REAL ESTATE — 8.6%
6,960	Alpine Income Property Trust, Inc. - REIT	106,349
4,892	American Assets Trust, Inc. - REIT	107,184
4,943	Community Healthcare Trust, Inc. - REIT	131,237
4,213	COPT Defense Properties - REIT	101,828
767	EastGroup Properties, Inc. - REIT	137,884
3,234	Essential Properties Realty Trust, Inc. - REIT	86,218
10,071	Hudson Pacific Properties, Inc. - REIT	64,958
10,047	Kite Realty Group Trust - REIT	217,819
8,847	Macerich Co. - REIT	152,434
3,268	National Storage Affiliates Trust - REIT	127,975
3,628	PotlatchDeltic Corp. - REIT	170,588
5,980	UMH Properties, Inc. - REIT	97,115
13,427	Xenia Hotels & Resorts, Inc. - REIT	201,539
		1,703,128

Kennedy Capital Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 3.1%
2,265	ALLETE, Inc.	$135,085
1,430	American States Water Co.	103,303
4,464	Avista Corp.	156,329
1,457	IDACORP, Inc.	135,341
3,214	UGI Corp.	78,871
		608,929
	TOTAL COMMON STOCKS
	(Cost $16,713,849)	19,486,262

Principal Amount
	SHORT-TERM INVESTMENTS — 2.5%
$509,509	Goldman Sachs FS Government Fund - Institutional Class, 5.13%[2]	509,509
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $509,509)	509,509
	TOTAL INVESTMENTS — 100.6%
	(Cost $17,223,358)	19,995,771
	Liabilities in Excess of Other Assets — (0.6)%	(128,784)
	NET ASSETS — 100.0%	$19,866,987

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.